Income Taxes - Movements in Deferred Tax Assets (Liabilities) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	$ (55,405)
Deferred tax liabilities	(91,886)	$ (55,405)
Total deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	39,325	9,579
Deferred tax assets (liabilities) assumed from acquisition	23,187	11,664
Recovered through (charged to) earnings	54,706	15,549
Recovered through (charged to) other comprehensive income	(4)	0
Recovered through (charged to) equity	0	2,533
Deferred tax assets	117,214	39,325
Non-capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	30,186	5,984
Deferred tax assets (liabilities) assumed from acquisition	10,552	10,207
Recovered through (charged to) earnings	3,565	13,995
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity	0	0
Deferred tax assets	44,303	30,186
Finance costs
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	7,888	3,520
Deferred tax assets (liabilities) assumed from acquisition	4,710	1,076
Recovered through (charged to) earnings	(1,053)	759
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity	0	2,533
Deferred tax assets	11,545	7,888
Investment tax credit
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	593	75
Deferred tax assets (liabilities) assumed from acquisition	0	381
Recovered through (charged to) earnings	135	137
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity	0	0
Deferred tax assets	728	593
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	0
Deferred tax assets (liabilities) assumed from acquisition	7,835
Recovered through (charged to) earnings	5,866
Recovered through (charged to) other comprehensive income	0
Recovered through (charged to) equity	0
Deferred tax assets	13,701	0
Derivatives
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	0
Deferred tax assets (liabilities) assumed from acquisition	0
Recovered through (charged to) earnings	37,462
Recovered through (charged to) other comprehensive income	0
Recovered through (charged to) equity	0
Deferred tax assets	37,462	0
Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	658	0
Deferred tax assets (liabilities) assumed from acquisition	90	0
Recovered through (charged to) earnings	8,731	658
Recovered through (charged to) other comprehensive income	(4)	0
Recovered through (charged to) equity	0	0
Deferred tax assets	9,475	658
Total deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(94,730)	(15,516)
Deferred tax assets (liabilities) assumed from acquisition	(101,657)	(44,216)
Recovered through (charged to) earnings	(31,449)	(21,991)
Recovered through (charged to) other comprehensive income	18,323	(55)
Recovered through (charged to) equity	413	(12,952)
Deferred tax liabilities	(209,100)	(94,730)
Convertible debenture
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(10,905)	(4,171)
Deferred tax assets (liabilities) assumed from acquisition	0	0
Recovered through (charged to) earnings	(36,597)	348
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity	413	(7,082)
Deferred tax liabilities	(47,089)	(10,905)
Marketable securities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(3,799)	97
Deferred tax assets (liabilities) assumed from acquisition	0	0
Recovered through (charged to) earnings	(20,145)	(3,841)
Recovered through (charged to) other comprehensive income	17,803	(55)
Recovered through (charged to) equity	0	0
Deferred tax liabilities	(6,141)	(3,799)
Investment in associates
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(10,313)	(885)
Deferred tax assets (liabilities) assumed from acquisition	0	(18)
Recovered through (charged to) earnings	5,384	(3,540)
Recovered through (charged to) other comprehensive income	520	0
Recovered through (charged to) equity	0	(5,870)
Deferred tax liabilities	(4,409)	(10,313)
Derivatives
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(15,529)	44
Deferred tax assets (liabilities) assumed from acquisition	0	0
Recovered through (charged to) earnings	15,529	(15,573)
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity	0	0
Deferred tax liabilities	0	(15,529)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(44,433)	(7,743)
Deferred tax assets (liabilities) assumed from acquisition	(93,201)	(36,360)
Recovered through (charged to) earnings	8,072	(330)
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity	0	0
Deferred tax liabilities	(129,562)	(44,433)
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(1,737)	(97)
Deferred tax assets (liabilities) assumed from acquisition	0	(4,637)
Recovered through (charged to) earnings	1,737	2,997
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity	0	0
Deferred tax liabilities	0	(1,737)
Inventory
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(4,973)	(1,672)
Deferred tax assets (liabilities) assumed from acquisition	(8,456)	(2,877)
Recovered through (charged to) earnings	1,818	(424)
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity	0	0
Deferred tax liabilities	(11,611)	(4,973)
Biological assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(3,041)	(1,089)
Deferred tax assets (liabilities) assumed from acquisition	0	(324)
Recovered through (charged to) earnings	(7,247)	(1,628)
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity	0	0
Deferred tax liabilities	(10,288)	(3,041)
Net deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(55,405)	(5,937)
Deferred tax assets (liabilities) assumed from acquisition	(78,470)	(32,552)
Recovered through (charged to) earnings	23,257	(6,442)
Recovered through (charged to) other comprehensive income	18,319	(55)
Recovered through (charged to) equity	413	(10,419)
Deferred tax liabilities	$ (91,886)	$ (55,405)